Segments Disclosures - Selected Consolidated Statements of Financial Position Information (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
PP&E	$ 5,665	$ 6,020
Right-of-use assets	111	120	$ 117
Intangible assets	243	281
Goodwill	516	517
Wind and Solar
Disclosure of operating segments [line items]
Goodwill	177	178
Gas
Disclosure of operating segments [line items]
Goodwill	51	51
Energy Marketing
Disclosure of operating segments [line items]
Goodwill	30	30
Operating segments | Hydro
Disclosure of operating segments [line items]
PP&E	514	501
Right-of-use assets	8	7
Intangible assets	14	3
Goodwill	258	258
Operating segments | Wind and Solar
Disclosure of operating segments [line items]
PP&E	3,223	3,428
Right-of-use assets	88	96
Intangible assets	113	133
Goodwill	177	178
Operating segments | Gas
Disclosure of operating segments [line items]
PP&E	1,664	1,805
Right-of-use assets	5	6
Intangible assets	79	108
Goodwill	51	51
Operating segments | Energy Transition
Disclosure of operating segments [line items]
PP&E	163	206
Right-of-use assets	0	0
Intangible assets	3	4
Goodwill	0	0
Operating segments | Energy Marketing
Disclosure of operating segments [line items]
PP&E	0	0
Right-of-use assets	0	0
Intangible assets	1	3
Goodwill	30	30
Operating segments | Corporate
Disclosure of operating segments [line items]
PP&E	101	80
Right-of-use assets	10	11
Intangible assets	33	30
Goodwill	$ 0	$ 0